Exchange and Subscription Agreement (Q2)	6 Months Ended
Jun. 30, 2020
Exchange And Subscription Agreement
Exchange And Subscription Agreement
Note 3. EXCHANGE AND SUBSCRIPTION AGREEMENT

The Company entered into an Exchange and Subscription Agreement (the “Exchange Agreement”) dated April 22, 2020 with GreenSeed Investors, LLC, a Delaware limited liability company (“GSI”), and Solar Project Partners, LLC, a Delaware limited liability company (“SPP”).

The primary purpose of GSI is to facilitate the green bond platform and provide capital for the acquisition of solar projects by SPP. The investment in GSI provides access to early stage financing to support the Company’s EPC operations while establishing a large pipeline of projects. The investment in SPP provides the Company with the opportunity to retain a long-term ownership in the completed solar projects. As such, the Company recorded the investments as long-term other assets.

Pursuant to the Exchange Agreement, the Company subscribed for 500,000 Units of Class B Preferred Membership units of GSI in exchange for 200,000 shares of the Company’s Series A Preferred Stock (the “Preferred Shares”). In addition to the investment of Preferred Shares by the Company, GSI obtain additional capital contributions which valued the Units at $10.00 per Unit. As the Company acquired 500,000 Units, the market transactions were utilized as a Level 1 fair value instruments in determining the valuation of the investment. As of April 22, 2020, the fair value of the investment in GSI was $5,000,000. Separately, the Company subscribed for and purchased 100,000 Units of SPP in exchange for the issuance by the Company of a Warrant to acquire 275,000 shares of the Company’s Common Stock at an exercise price of $15.00 per share. As of April 22, 2020, the fair value of the warrants was $96,052. The key assumptions used in the valuation of the warrants were as follows; a) volatility of 71.36%, b) term of 5 years, c) risk free rate of 0.36% and d) a dividend yield of 0%.

The Exchange Agreement provides that as long as the dividend payment on the Preferred Shares in each calendar quarter is equal to the aggregate distribution with respect to the GSI Units, such payments and distributions shall be offset and neither GSI nor the Company need to make any cash payments to the other.

The Company granted to GSI the right to repurchase up to 400,000 (in tranches of 50,000) of the Units at a valuation of $10.00 per Unit totaling $4,000,000.

The Company granted to GSI registration rights with respect to the Preferred Shares, the Warrant, and the Common Stock underlying the Warrant.

The GSI and SPP investments are measured at cost, less impairment, if any, plus or minus changes resulting from observable price changes in ordinary transactions for the identical or similar investment of the same issuer. Changes in the fair value of the investment are recorded as net appreciation in fair value of investment in the Consolidated Statements of Operations. At June 30, 2020, the equity investment for GSI and SPP was $5,000,000 and $96,052, respectively. No net appreciation or depreciation in fair value of the investments was recorded during the three and six month periods ended June 30, 2020, as there were no observable price changes.